Status of Our Other Equity-Based Award (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as of January 1, number of awards	2,532,000	2,842,000
Granted, number of awards	1,087,000	955,000
Exercised, number of awards	(1,103,000)	(987,000)
Terminated, number of awards	(236,000)	(278,000)
Balance as of December 31, number of awards	2,280,000	2,532,000
Balance as of January 1, weighted-average grant date fair value	$ 16.65	$ 18.52
Granted, weighted-average grant date fair value	$ 8.22	$ 12.55
Exercised, weighted-average grant date fair value	$ 14.16	$ 17.54
Terminated, weighted-average grant date fair value	$ 17.97	$ 18.10
Balance as of December 31, weighted-average grant date fair value	$ 12.97	$ 16.65
Deferred Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as of January 1, number of awards	538,000	499,000
Granted, number of awards	162,000	158,000
Exercised, number of awards	(10,000)	(119,000)
Terminated, number of awards	0	0
Balance as of December 31, number of awards	690,000	538,000
Balance as of January 1, weighted-average grant date fair value	$ 9.46	$ 10.26
Granted, weighted-average grant date fair value	$ 6.47	$ 8.06
Exercised, weighted-average grant date fair value	$ 2.14	$ 3.02
Terminated, weighted-average grant date fair value	$ 0.00	$ 0.00
Balance as of December 31, weighted-average grant date fair value	$ 8.74	$ 9.46
Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as of January 1, number of awards	10,474,000	8,819,000
Granted, number of awards	5,085,000	2,696,000
Exercised, number of awards	(51,000)	(95,000)
Terminated, number of awards	(5,149,000)	(946,000)
Balance as of December 31, number of awards	10,359,000	10,474,000
Balance as of January 1, weighted-average grant date fair value	$ 6.42	$ 7.44
Granted, weighted-average grant date fair value	$ 2.34	$ 3.11
Exercised, weighted-average grant date fair value	$ 1.28	$ 1.28
Terminated, weighted-average grant date fair value	$ 6.52	$ 7.02
Balance as of December 31, weighted-average grant date fair value	$ 4.44	$ 6.42